Short-Term Bank Credit And Loans	12 Months Ended
Dec. 31, 2014
Short-term Debt [Abstract]
Short-term Bank Credit and Loans	SHORT-TERM BANK CREDIT AND LOANS

		December 31,
	Interest %	2014	2013
Short-term bank credit	1.85%	$557	$—
		$557	$—